Loss per share	6 Months Ended
Jun. 30, 2023
Notes and other explanatory information [abstract]
Disclosure of earnings per share [text block]
8.	Loss per share

The calculation of basic and diluted loss per share for the six months ended 30 June 2023 and 2022 is as follows (in thousands, except for share and per share amounts):

	30 June
	2023	2022
Earnings
Loss for the period	(86,854)	(184,471)
Number of shares
Weighted average number of ordinary shares outstanding	225,523,805	181,695,118
Basic and diluted loss per share	(0.39)	(1.02)

During the six months ended 30 June 2023 and 2022, the calculation of diluted loss per share did not differ from the calculation of basic loss per share since the inclusion of potential Ordinary Shares pursuant to the Group’s earn out agreements, warrant agreements, former convertible loan agreements and convertible bond agreements would have been antidilutive. As such, 72,888,953 and 50,496,647 potential Ordinary Shares were excluded from the calculation of diluted loss per share for the six months ended 30 June 2023 and 2022, respectively.